Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$ 2,554	$ 7,013	$ 8,264
CASH PROVIDED BY DISCONTINUED OPERATIONS	113	944	1,164
CASH PROVIDED BY OPERATING ACTIVITIES	2,667	7,957	9,428
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(4,208)	(8,608)	(8,242)
Additions to gas gathering, transmission, and processing facilities	(233)	(881)	(464)
Proceeds from sale of Deepwater Gulf of Mexico assets	854	1,360
Proceeds from divestiture of Gulf of Mexico Shelf properties	391	1,262	3,702
Leasehold and property acquisitions	(367)	(1,475)	(429)
Proceeds from Kitimat LNG transaction, net			396
Proceeds from sale of oil and gas assets	268	470	307
Other	6	(299)	(105)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	3,289	8,171	4,835
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	4,372	(219)	(1,874)
NET CASH USED IN INVESTING ACTIVITIES	1,083	(8,390)	(6,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(1,570)	1,568	(509)
Payments on fixed rate debt	(939)		(2,072)
Dividends paid	(377)	(365)	(360)
Distributions to noncontrolling interest	(129)	(140)
Proceeds from sale of noncontrolling interest			2,948
Shares repurchased		(1,864)	(997)
Other	53	49	21
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(2,962)	(752)	(969)
NET CASH USED IN DISCONTINUED OPERATIONS		(42)	(4)
NET CASH USED IN FINANCING ACTIVITIES	(2,962)	(794)	(973)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	788	(1,227)	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	679	1,906	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,467	679	1,906
Reclassifications & Eliminations [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries, net	(6,363)	(1,132)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	6,363	1,132
NET CASH USED IN INVESTING ACTIVITIES	(6,363)	(1,132)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany borrowings	6,363	1,144
Other		(12)
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	6,363	1,132
NET CASH USED IN FINANCING ACTIVITIES	6,363	1,132
Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	98	3,104	1,076
CASH PROVIDED BY OPERATING ACTIVITIES	98	3,104	1,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(1,500)	(4,364)	(3,751)
Additions to gas gathering, transmission, and processing facilities	(156)	(9)	(124)
Proceeds from sale of Deepwater Gulf of Mexico assets		1,360
Proceeds from divestiture of Gulf of Mexico Shelf properties		1,262	3,702
Leasehold and property acquisitions	(313)	(1,475)	(195)
Proceeds from sale of oil and gas assets	163	15
Investment in subsidiaries, net	6,363	1,132
Other	(34)	(186)	(58)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(4,523)	2,265	426
NET CASH USED IN INVESTING ACTIVITIES	4,523	(2,265)	(426)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(1,570)	1,570	(501)
Intercompany borrowings	(1,621)		3,056
Payments on fixed rate debt	(939)		(1,722)
Dividends paid	(377)	(365)	(360)
Shares repurchased		(1,864)	(997)
Other	(3)	(68)	29
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(4,510)	(727)	(495)
NET CASH USED IN FINANCING ACTIVITIES	(4,510)	(727)	(495)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	111	112	155
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	267	155
CASH AND CASH EQUIVALENTS AT END OF PERIOD	378	267	155
Apache Finance Canada [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	18	17	315
CASH PROVIDED BY OPERATING ACTIVITIES	18	17	315
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany borrowings	(18)	8	1
Payments on fixed rate debt			(350)
Other		(28)	37
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(18)	(20)	(312)
NET CASH USED IN FINANCING ACTIVITIES	(18)	(20)	(312)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(3)	3
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		3
CASH AND CASH EQUIVALENTS AT END OF PERIOD	0		3
All Other Subsidiaries of Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	2,438	3,892	6,873
CASH PROVIDED BY DISCONTINUED OPERATIONS	113	944	1,164
CASH PROVIDED BY OPERATING ACTIVITIES	2,551	4,836	8,037
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(2,708)	(4,244)	(4,491)
Additions to gas gathering, transmission, and processing facilities	(77)	(872)	(340)
Proceeds from sale of Deepwater Gulf of Mexico assets	854
Proceeds from divestiture of Gulf of Mexico Shelf properties	391
Leasehold and property acquisitions	(54)	0	(234)
Proceeds from Kitimat LNG transaction, net			396
Proceeds from sale of oil and gas assets	105	455	307
Other	40	(113)	(47)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	1,449	4,774	4,409
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	4,372	(219)	(1,874)
NET CASH USED IN INVESTING ACTIVITIES	2,923	(4,993)	(6,283)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net		(2)	(8)
Intercompany borrowings	(4,724)	(1,152)	(3,057)
Distributions to noncontrolling interest	(129)	(140)
Proceeds from sale of noncontrolling interest			2,948
Other	56	157	(45)
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(4,797)	(1,137)	(162)
NET CASH USED IN DISCONTINUED OPERATIONS		(42)	(4)
NET CASH USED IN FINANCING ACTIVITIES	(4,797)	(1,179)	(166)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	677	(1,336)	1,588
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	412	1,748	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,089	$ 412	$ 1,748